Investment Portfolioas of March 31, 2023 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 97.5%
Australia 3.8%
Charter Hall Group	107,687	801,255
Dexus	238,895	1,211,985
GPT Group	269,754	773,341
HomeCo Daily Needs REIT	933,344	725,197
Region RE Ltd.	521,592	826,286
Scentre Group	730,841	1,354,719
Stockland	300,223	804,549
(Cost $7,177,216)		6,497,332
Belgium 0.4%
Aedifica SA	6,504	523,846
VGP NV	2,483	222,118
(Cost $725,753)		745,964
Canada 2.7%
Canadian Apartment Properties REIT	37,988	1,332,602
Granite Real Estate Investment Trust	24,226	1,500,166
RioCan Real Estate Investment Trust	125,066	1,886,863
(Cost $3,775,499)		4,719,631
China 0.2%
GDS Holdings Ltd. "A"* (Cost $554,086)	189,100	437,035
France 1.1%
ICADE	7,033	331,413
Klepierre SA (a)	66,738	1,514,214
(Cost $1,733,171)		1,845,627
Germany 1.4%
Vonovia SE (Cost $3,320,758)	124,797	2,346,857
Hong Kong 5.0%
CK Asset Holdings Ltd.	420,320	2,549,465
Hongkong Land Holdings Ltd.	126,400	557,254
Hysan Development Co., Ltd.	189,000	537,521
Link REIT	363,419	2,336,966
Sun Hung Kai Properties Ltd.	189,500	2,657,946
(Cost $7,434,132)		8,639,152
Japan 9.8%
Activia Properties, Inc.	573	1,633,751
Global One Real Estate Investment Corp.	787	620,593
Hulic Reit, Inc. (a)	662	747,284
Industrial & Infrastructure Fund Investment Corp.	1,520	1,653,807
Keihanshin Building Co., Ltd.	83,500	753,974
Kenedix Retail REIT Corp.	725	1,284,573

Mitsubishi Estate Co., Ltd.	258,300	3,077,851
Mitsui Fudosan Co., Ltd.	98,300	1,844,685
Mori Trust REIT, Inc. (a)	4,515	2,331,634
Nippon Prologis REIT, Inc.	276	584,069
Sekisui House Reit, Inc.	2,685	1,456,826
TOC Co., Ltd.	36,000	173,041
Tokyu Fudosan Holdings Corp.	157,500	756,364
(Cost $18,721,006)		16,918,452
Netherlands 0.3%
CTP NV 144A (Cost $679,069)	39,590	512,110
Singapore 3.9%
CapitaLand Investment Ltd.	642,119	1,781,195
ESR-LOGOS REIT	1,507,600	368,492
Frasers Logistics & Commercial Trust	2,006,400	1,978,899
Keppel DC REIT	344,200	534,445
Mapletree Logistics Trust	1,571,300	2,025,592
(Cost $6,349,095)		6,688,623
Spain 0.8%
Arima Real Estate SOCIMI SA*	28,456	238,613
Inmobiliaria Colonial Socimi SA	47,371	300,328
Merlin Properties Socimi SA	92,908	814,674
(Cost $1,590,055)		1,353,615
Sweden 1.5%
Castellum AB (a)	75,822	882,690
Fabege AB (a)	123,435	943,431
Fastighets AB Balder "B"* (a)	184,615	759,538
(Cost $2,694,203)		2,585,659
Switzerland 0.5%
PSP Swiss Property AG (Registered) (Cost $880,920)	7,742	881,534
United Kingdom 4.7%
Big Yellow Group PLC	58,148	838,669
British Land Co. PLC	367,889	1,766,142
Derwent London PLC	21,948	640,453
Grainger PLC	399,674	1,146,486
Life Science Reit PLC (a)	308,545	236,254
Segro PLC	173,570	1,649,812
The PRS REIT PLC	279,844	279,842
Tritax EuroBox PLC 144A	315,480	236,089
Tritax EuroBox PLC 144A	111,634	83,687
UNITE Group PLC	97,711	1,160,217
(Cost $7,492,302)		8,037,651
United States 61.4%
Agree Realty Corp. (REIT)	57,181	3,923,188
Alexandria Real Estate Equities, Inc. (REIT)	22,689	2,849,512
American Homes 4 Rent "A", (REIT)	65,822	2,070,102
AvalonBay Communities, Inc. (REIT)	40,912	6,875,671
EastGroup Properties, Inc. (REIT)	17,830	2,947,656
Equinix, Inc. (REIT)	15,081	10,874,004
Equity LifeStyle Properties, Inc. (REIT)	53,863	3,615,823

Essential Properties Realty Trust, Inc. (REIT)	92,446	2,297,283
Extra Space Storage, Inc. (REIT)	14,763	2,405,336
Iron Mountain, Inc. (REIT)	50,720	2,683,595
Kimco Realty Corp. (REIT)	115,302	2,251,851
Kite Realty Group Trust (REIT)	124,926	2,613,452
Life Storage, Inc. (REIT)	18,698	2,451,186
Mid-America Apartment Communities, Inc. (REIT)	34,501	5,211,031
Prologis, Inc. (REIT)	115,171	14,369,858
Public Storage (REIT)	22,269	6,728,356
Rexford Industrial Realty, Inc. (REIT)	48,083	2,868,151
Ryman Hospitality Properties, Inc. (REIT)	32,339	2,901,778
Sabra Health Care REIT, Inc. (REIT)	156,799	1,803,189
Simon Property Group, Inc. (REIT)	50,758	5,683,373
Spirit Realty Capital, Inc. (REIT)	37,502	1,494,080
Ventas, Inc. (REIT)	12,267	531,774
VICI Properties, Inc. (REIT)	189,921	6,195,223
Welltower, Inc. (REIT)	89,886	6,443,927
WP Carey, Inc. (REIT) (a)	48,966	3,792,417
(Cost $90,024,500)		105,881,816
Total Common Stocks (Cost $153,151,765)		168,091,058

Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c) (Cost $8,827,545)	8,827,545	8,827,545

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 4.78% (b) (Cost $1,947,650)	1,947,650	1,947,650

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $163,926,960)	103.8	178,866,253
Other Assets and Liabilities, Net	(3.8)	(6,481,857)
Net Assets	100.0	172,384,396
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c)
2,712,756	6,114,789 (d)	—	—	—	7,256	—	8,827,545	8,827,545
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 4.78% (b)
146,484	9,659,158	7,857,992	—	—	8,619	—	1,947,650	1,947,650
2,859,240	15,773,947	7,857,992	—	—	15,875	—	10,775,195	10,775,195
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $9,133,422, which is 5.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $660,301.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At March 31, 2023 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	43,293,407	26%
Industrial	26,642,883	16%
Apartments	22,387,726	13%
Storage	12,423,547	7%
Real Estate Services	11,723,843	7%
Shopping Centers	11,270,137	7%
Office	10,218,653	6%
Health Care	8,778,890	5%
Regional Malls	5,683,373	3%
Specialty Services	4,457,633	3%
Manufactured Homes	3,615,823	2%
Hotels	2,901,778	2%
Financials	2,683,595	2%
Retail	2,009,770	1%
Total	168,091,058	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,497,332	$—	$6,497,332
Belgium	—	745,964	—	745,964
Canada	4,719,631	—	—	4,719,631
China	—	437,035	—	437,035
France	—	1,845,627	—	1,845,627
Germany	—	2,346,857	—	2,346,857
Hong Kong	—	8,639,152	—	8,639,152
Japan	—	16,918,452	—	16,918,452
Netherlands	—	512,110	—	512,110
Singapore	—	6,688,623	—	6,688,623
Spain	—	1,353,615	—	1,353,615
Sweden	—	2,585,659	—	2,585,659
Switzerland	—	881,534	—	881,534
United Kingdom	—	8,037,651	—	8,037,651
United States	105,881,816	—	—	105,881,816
Short-Term Investments (a)	10,775,195	—	—	10,775,195
Total	$121,376,642	$57,489,611	$—	$178,866,253

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGRESF-PH1
R-080548-2 (1/25)